Interest, advances, promissory notes payable and loan payable (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes payable	$ 2,163,368	$ 2,163,368
Interest At 1% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	1,317,456	1,317,456
Interest At 0.667% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	425,000	425,000
Interest At 0.625% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	150,000	150,000
Non Interest Bearing [Member]
Short-Term Debt [Line Items]
Notes payable	$ 270,912	$ 270,912